NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2014
NET LOSS PER SHARE [Abstract]
NET LOSS PER SHARE
18.	NET LOSS PER SHARE

The calculation of the net loss per share is as follows:

	For the years ended December 31,
	2012	2013	2014
Net loss attributable to AirMedia Group Inc.'s ordinary shareholders (numerator)	$(32,728)	$(10,626)	$(25,695)
Shares (denominator):
Weighted average ordinary shares outstanding used
in computing net loss per ordinary share - basic	124,269,245	120,386,635	119,304,773
Weighted average ordinary shares outstanding used
in computing net loss per ordinary share - diluted (i)	124,269,245	120,386,635	119,304,773
Net loss per ordinary share-basic	$(0.26)	$(0.09)	$(0.22)
Net loss per ordinary share-diluted	(0.26)	(0.09)	(0.22)

(i)	The effect of options was excluded from the computation of diluted loss per share for the years ended December 31, 2012, 2013 and 2014, respectively, as the effect would be anti-dilutive.